Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Significant Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Parenthetical) (Detail) - SK hynix Inc. [member]
12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of associates [Line Items]
Equity method effective ownership interest	20.69%
Top of range [member]
Disclosure of associates [Line Items]
Equity method effective ownership interest	21.36%